UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 41.2%
BANKS 16.5%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	65,000	$6,705,160
Ally Financial, 8.50%, Series A(a)	195,800	5,355,130
Bank of America Corp., 3.00%, Series H (FRN)	8,480	160,866
Citigroup, 6.875%, Series K(a)	182,375	4,754,516
CoBank ACB, 6.25%, 144A ($100 Par Value)(b)	169,000	17,185,187
CoBank ACB, 6.125%, Series G ($100 Par Value)	32,250	2,734,197
Farm Credit Bank of Texas, 6.75%, 144A(b)	67,500	6,906,094
Fifth Third Bancorp, 6.625%, Series I(a)	244,805	6,489,781
First Niagara Financial Group, 8.625%, Series B(c)	103,430	2,938,446
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	595,000	16,243,500
HSBC USA, 3.50%, Series F (FRN)(a)	505,192	10,861,628
HSBC USA, 4.918%, Series G (FRN)(a)	230,771	5,277,733
PrivateBancorp, 7.125%, due 10/30/42(a)	200,100	5,200,599
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)(a)	31,776	25,940,973
Zions Bancorp, 7.90%, Series F(a)	174,694	4,950,828
Zions Bancorp, 6.30%, Series G	126,557	3,151,269
		124,855,907
BANKS—FOREIGN 0.2%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)	50,000	1,300,500
ELECTRIC—INTEGRATED 5.5%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)(a)	408,851	41,613,386
FINANCE—INVESTMENT BANKER/BROKER 3.4%
Morgan Stanley, 6.875%	387,031	10,031,844
Morgan Stanley, 4.00%, Series A (FRN)(a)	792,675	15,782,159
		25,814,003
INDUSTRIALS—CHEMICALS 1.4%
CHS, 7.10%, Series II	410,000	10,975,700
INSURANCE 6.9%
LIFE/HEALTH INSURANCE 2.9%
MetLife, 4.00%, Series A (FRN)(a)	326,431	7,573,199
Principal Financial Group, 5.563%, Series A ($100 Par Value)(a)	142,513	14,687,746
		22,260,945

	Number of Shares	Value
MULTI-LINE 1.0%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	$7,108,800
REINSURANCE 1.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	319,596	8,466,098
REINSURANCE—FOREIGN 1.9%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	120,023	2,977,771
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	97,849	2,555,816
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)(a)	141,588	3,705,358
Montpelier Re Holdings Ltd., 8.875% (Bermuda)(a)	189,683	5,106,266
		14,345,211
TOTAL INSURANCE		52,181,054
PIPELINES 0.6%
NuStar Logistics LP, 7.625%, due 1/15/43	159,500	4,274,600
REAL ESTATE 5.3%
DIVERSIFIED 2.8%
Colony Financial, 8.50%, Series A(a)	240,000	6,223,200
NorthStar Realty Finance Corp., 8.50%, Series D	99,400	2,474,066
Retail Properties of America, 7.00%	99,400	2,455,180
Urstadt Biddle Properties, 7.125%, Series F(a),(d)	193,484	4,750,032
Winthrop Realty Trust, 7.75%, due 8/15/22(a)	210,000	5,405,400
		21,307,878
HOTEL 1.0%
Summit Hotel Properties, 7.125%(c)	115,500	2,676,135
Summit Hotel Properties, 7.875, Series B(c)	186,650	4,724,111
		7,400,246
OFFICE 1.0%
American Realty Capital Properties, 6.70%, Series F	230,000	5,237,100
Corporate Office Properties Trust, 7.375%, Series L	90,866	2,311,631
		7,548,731
RESIDENTIAL—MANUFACTURED HOME 0.5%
Sun Communities, 7.125%, Series A(a)	100,000	2,487,000
Campus Crest Communities, 8.00%, Series A	68,631	1,726,070
		4,213,070
TOTAL REAL ESTATE		40,469,925

	Number of Shares	Value
TRANSPORT—MARINE—FOREIGN 1.0%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	162,450	$4,091,709
Seaspan Corp., 9.50%, Series C (Hong Kong)	140,705	3,880,644
		7,972,353
UTILITIES 0.4%
SCE Trust III, 5.75%	125,575	3,214,720
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$306,754,690)		312,672,148
PREFERRED SECURITIES—CAPITAL SECURITIES 94.9%
BANKS 23.2%
BAC Capital Trust XIV, 4.00%, Series G, (FRN)	18,930,000	14,954,700
Bank of America Corp., 8.125%, Series M	13,500,000	15,497,635
Goldman Sachs Capital II, 4.00%, (FRN)(a)	40,067,000	31,051,925
Goldman Sachs Capital III, 4.00%, Series F (FRN)(a)	7,659,000	5,839,988
JPMorgan Chase & Co., 7.90%, Series I(a)	26,000,000	29,510,000
JPMorgan Chase & Co., 6.75%, Series S	10,400,000	10,998,000
JPMorgan Chase & Co., 6.125%, Series U	3,350,000	3,311,465
Mellon Capital IV, 4.00%, Series 1 (FRN)(a)	18,115,000	15,479,268
USB Capital IX, 3.50%, (FRN)(a)	16,878,000	14,261,910
Wells Fargo & Co., 7.98%, Series K(a)	20,700,000	23,623,875
Zions Bancorp, 7.20%, Series J	5,490,000	5,709,600
Zions Bancorporation, 5.65%, due 11/15/23	5,000,000	5,382,465
		175,620,831
BANKS—FOREIGN 31.3%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(b)	4,661,000	7,002,988
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	3,200,000	4,454,768
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(e)	7,600,000	8,253,129
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(b)	13,400,000	14,505,500
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	2,200,000	3,321,098
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	4,800,000	5,304,000
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)(a)	9,000,000	9,945,000
Barclays PLC, 8.00% (United Kingdom) (EUR)	3,200,000	4,650,945
Barclays PLC, 8.25% (United Kingdom)	8,295,000	8,725,179
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(b)	5,000,000	5,487,500
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a),(b)	18,600,000	21,366,750
Credit Agricole SA, 7.875%, 144A (France)(b)	5,061,000	5,352,007

	Number of Shares	Value
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a),(b)	7,800,000	$8,940,750
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a),(b)	4,500,000	4,950,000
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(b)	5,263,000	5,723,565
Deutsche Bank Capital Funding Trust I, 3.254%, 144A (FRN) (Germany)(a),(b)	10,480,000	10,008,400
Deutsche Bank Capital Trust IV (Germany)	6,000,000	5,730,000
Deutsche Bank Capital Trust V, 144A, (Germany)(b)	2,800,000	2,716,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	6,350,000	6,398,419
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(b)	5,395,000	7,782,287
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	4,600,000	5,175,000
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)(a)	3,000,000	5,203,176
Nationwide Building Society, 10.25%, (United Kingdom)(e)	5,680,000	11,742,545
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	2,000,000	3,330,966
Rabobank Nederland, 8.40% (Netherlands)	19,500,000	21,718,125
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(b)	3,000,000	3,990,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	7,427,000	8,021,160
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)(a)	5,000,000	5,873,175
Societe Generale SA, 6.75% (France)	2,000,000	2,791,807
Societe Generale SA, 8.875% (France) (GBP)	1,750,000	3,267,614
Sumitomo Mitsui Financial Group, 4.436%, due 4/2/24, 144A (Japan)(b)	1,900,000	1,905,575
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	11,700,000	13,744,598
		237,382,026
ELECTRIC—INTEGRATED—FOREIGN 0.6%
RWE AG, 7.00%, due 10/12/72 (Germany)(a)	4,160,000	4,555,200
FINANCE—DIVERSIFIED FINANCIAL SERVICES 5.7%
General Electric Capital Corp., 7.125%, Series A(a)	38,000,000	43,388,590
INSURANCE 28.4%
LIFE/HEALTH INSURANCE 3.1%
AIG Life Holdings, 8.50%, due 7/1/30(a)	11,304,000	14,745,718
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a),(b)	5,000,000	6,106,000
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a),(b)	2,270,000	2,968,025
		23,819,743

	Number of Shares	Value
LIFE/HEALTH INSURANCE—FOREIGN 7.5%
Aegon NV, 1.709%, ($100 Par Value) (FRN) (Netherlands)	20,985,000	$18,886,500
CNP Assurances, 3.3915%, (FRN) (France)	5,000,000	6,096,099
Friends Life Group PLC, 7.875% (United Kingdom)(a)	5,450,000	6,001,813
La Mondiale Vie, 7.625% (France)(a)	13,250,000	14,492,187
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a),(b)	9,800,000	11,030,233
		56,506,832
MULTI-LINE 1.3%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	5,000,000	6,593,750
Nationwide Mutual Insurance Co., 5.81%, due 12/15/24, 144A(a),(b)	3,125,000	3,167,969
		9,761,719
MULTI-LINE—FOREIGN 3.8%
Aviva PLC, 8.25% (United Kingdom)(a)	8,600,000	9,642,750
AXA SA, 1.92%, (FRN) (EUR) (France)	5,000,000	5,545,039
AXA SA, 6.463%, 144A (France)(a),(b)	10,102,000	10,670,237
ING Capital Funding Trust III, 3.96%, (FRN) (Netherlands)(a)	3,329,000	3,337,323
		29,195,349
PROPERTY CASUALTY 3.5%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(b)	25,135,000	26,391,750
PROPERTY CASUALTY—FOREIGN 1.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(b)	9,000,000	10,484,550
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	2,400,000	4,030,089
		14,514,639
REINSURANCE—FOREIGN 7.3%
Aquarius + Investments PLC, 8.25% (Switzerland)	17,000,000	18,912,500
Catlin Insurance Co., 7.249%, 144A (Bermuda)(b),(f)	22,500,000	23,400,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(b)	12,000,000	12,857,952
		55,170,452
TOTAL INSURANCE		215,360,484

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(b)	4,622	$5,670,616
OIL & GAS EXPLORATION & PRODUCTION—FOREIGN 0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	1,780,000	2,635,887
PIPELINES 2.3%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	3,100,000	3,497,575
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	12,000,000	13,601,424
		17,098,999
UTILITIES 2.4%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,000,000	5,516,690
ELECTRIC UTILITIES—FOREIGN 1.0%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	7,050,000	7,928,430
MULTI-UTILITIES 0.7%
Dominion Resources, 2.611%, due 9/30/66, (FRN)(a)	5,400,000	5,024,608
TOTAL UTILITIES		18,469,728
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$659,708,903)		720,182,361

	Principal Amount
CORPORATE BONDS 2.8%
INSURANCE—PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)	$5,000,000	5,464,380
INTEGRATED TELECOMMUNICATIONS SERVICES 2.1%
Citizens Communications Co., 9.00%, due 8/15/31(a)	15,500,000	15,926,250
TOTAL CORPORATE BONDS (Identified cost—$21,276,644)		21,390,630

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)		4,100,000	$4,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,100,000)			4,100,000
TOTAL INVESTMENTS (Identified cost—$991,840,237)	139.5%		1,058,345,139
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.5)		(299,781,374)
NET ASSETS (Equivalent to $26.31 per share based on 28,830,580 shares of common stock outstanding)	100.0%		$758,563,765

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $531,494,221 in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 33.0% of the net assets of the Fund, of which 0.0% are illiquid.

(c)     A portion of the security is segregated as collateral for interest rate swap transactions. $7,518,150 in aggregate has been segregated as collateral.

(d)    Illiquid security. Aggregate holdings equal 0.6% of the net assets of the Fund.

(e)     Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.6% of the net assets of the Fund.

(f)      A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $6,333,600 in aggregate has been segregated as collateral.

(g)     Rate quoted represents the seven-day yield of the Fund.

Interest rate swaps outstanding at March 31, 2014 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate (resets monthly) Receivable(a)	Termination Date	Unrealized Appreciation
Bank of America, N.A.	$94,500,000	0.914%	0.154%	December 1, 2017	$903,362
Bank of America, N.A.	94,500,000	1.164%	0.154%	December 1, 2018	1,762,141
BNP Paribas	94,500,000	1.395%	0.154%	December 1, 2019	2,563,379
					$5,228,882

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	32,527,648	USD	44,911,184	4/2/14	$99,484
Brown Brothers Harriman	GBP	956,088	USD	1,597,814	4/2/14	3,872
Brown Brothers Harriman	GBP	12,126,415	USD	20,311,539	4/2/14	94,984
Brown Brothers Harriman	USD	38,630,653	EUR	28,023,159	4/2/14	(24,560)
Brown Brothers Harriman	USD	3,321,228	EUR	2,399,974	4/2/14	(14,905)
Brown Brothers Harriman	USD	2,901,411	EUR	2,104,515	4/2/14	(2,126)
Brown Brothers Harriman	USD	21,806,138	GBP	13,082,503	4/2/14	4,358
Brown Brothers Harriman	GBP	13,446,927	USD	22,406,211	5/2/14	(6,725)
Brown Brothers Harriman	EUR	28,207,584	USD	38,878,203	5/5/14	20,739
						$175,121

Glossary of Portfolio Abbreviations

EUR                      Euro Currency

FRN                       Floating Rate Note

GBP                       Great British Pound

TruPS               Trust Preferred Securities

USD                       United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$124,855,907	$91,325,269	$26,624,544	$6,906,094	(b)
Preferred Securities - $25 Par Value - Electric - Integrated	41,613,386	—	41,613,386	—
Preferred Securities - $25 Par Value - Insurance - Life/Health Insurance	22,260,945	7,573,199	14,687,746	—
Preferred Securities - $25 Par Value - Transport - Marine- Foreign	7,972,353	3,880,644	—	4,091,709	(c)
Preferred Securities - $25 Par Value - Other Industries	115,969,557	115,969,557	—	—
Preferred Securities - Capital Securities - Banks - Foreign	237,382,026	—	222,923,481	14,458,545	(c)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	56,506,832	—	50,410,733	6,096,099	(b)
Preferred Securities - Capital Securities - Other Industries	426,293,503	—	426,293,503	—
Corporate Bonds	21,390,630	—	21,390,630	—
Money Market Funds	4,100,000	—	4,100,000	—
Total Investments(d)	$1,058,345,139	$218,748,669	$808,044,023	$31,552,447
Interest rate swaps	$5,228,882	$—	$5,228,882	$—
Forward foreign currency exchange contracts	223,437	—	223,437	—
Total Appreciation in Other Financial Instruments(d)	$5,452,319	$—	$5,452,319	$—
Forward foreign currency exchange contracts	$(48,316)	$—	$(48,316)	$—
Total Depreciation in Other Financial Instruments(d)	$(48,316)	$—	$(48,316)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c)Valued utilizing independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - $25 Par Value - Transport - Marine - Foreign	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign
Balance as of December 31, 2013	$21,753,317	$5,983,469	$—	$10,645,368	$5,124,480
Purchases	7,661,920	815,000	4,062,175	2,784,745	—
Accretion (amortization)	5,431	—	—	608	4,823
Change in unrealized appreciation (depreciation)	2,131,779	107,625	29,534	1,027,824	966,796
Balance as of March 31, 2014	$31,552,447	$6,906,094	$4,091,709	$14,458,545	$6,096,099

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $2,131,779.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2014:

Interest rate swaps	$5,228,882
Forward foreign currency exchange contracts	175,121
$5,404,003

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The balance of outstanding interest rate swaps at March 31, 2014 is representative of the volume outstanding during the period ended March 31, 2014. The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the three months ended March 31, 2014:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$283,500,000	$65,875,526
Ending Notional Balance	283,500,000	61,284,414

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund utilizes interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment, the accruals for which would begin at a specific date in the future (the effective date), obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies. For each swap counterparty, the Fund entered into a Cleared Derivatives Execution Agreement and related annexes thereto (Clearing Agreement) with Morgan Stanley & Co. LLC which sets forth the general terms and conditions of the Fund’s swap transactions.

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$991,840,237
Gross unrealized appreciation	$70,384,544
Gross unrealized depreciation	(3,879,642)
Net unrealized appreciation	$66,504,902

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014